Related party transactions - Narrative (Details)			12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 28, 2016	Dec. 31, 2019 USD ($) payment	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Sep. 26, 2019 $ / shares shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits, number of payments | payment			1
Key management personnel compensation, post-employment benefits			$ 0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Guarantee paid			0
Maximum amount of guarantee for bunkers			6,000,000
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Prior fee payable upon any future vessel sale or purchase		1.00%
Aggregate management fee			0
Reimbursement of expenses			200,000	$ 0	$ 500,000
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Termination fee					200,000
Reimbursement of expenses			200,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee	$ 175,000		175,000		250,000
Termination fee					200,000
Reimbursement of expenses			$ 0	0	0
Agreement supervision expense					700,000
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee				$ 700,000
STI Galata, STI Bosphorus, STI Leblon, STI La Boca, STI San Telmo And STI Donald C. Trauscht [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee					$ 2,200,000
MR [Member] | Construction in progress [member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel				8
Private placement [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares						1,724,137
Private placement [Member] | Scorpio Services Holding Limited (SSH) [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares						517,241
Shares issued to nominee of Trafigura | $ / shares						$ 29.00
Trafigura transaction [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares						3,981,619
Shares issued to nominee of Trafigura | $ / shares						$ 29.00
Number of vessels						19